Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 28, 2013
Segmented Information 1	10.00%
Segmented Information 2	92.00%
Segmented Information 3	87.00%
Segmented Information 4	86.00%
Segmented Information 5	83.00%
Segmented Information 6	78.00%
Segmented Information 7	73.00%
Segmented Information 8	10.00%